Significant Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Significant Agreements [Abstract]
Significant Agreements

Note 6 - Significant Agreements

Services Agreement

On July 21, 2023, the Company, entered into a Licensing and Services Master Agreement (“Master Services Agreement”) and a related statement of work with a vendor, pursuant to which the vendor was to provide to the Company commercialization services for the Company’s products, including recruiting, managing, supervising and evaluating sales personnel and providing sales-related services for such products, for fees totaling up to $29.1 million over the term of the statement of work. The statement of work had a term through September 6, 2026, unless earlier terminated in accordance with the Master Services Agreement and the statement of work. On July 29, 2023, a second statement of work was entered into with the same vendor for certain subscription services providing prescription market data access to the Company. The fees under the second statement of work totaled approximately $800,000, and the term was through July 14, 2025. On October 12, 2023, the Company terminated the Master Services Agreement and the statements of work. The Company had approximately $1.5 million and $1.8 million recorded in related accounts payable as of March 31, 2024 and December 31, 2023, respectively, which includes amounts due for early termination of the contract.

Laboratory Corporation of America

On March 23, 2023, Proteomedix entered into a license agreement Laboratory Corporation of America (“Labcorp”) pursuant to which Labcorp has the exclusive right to develop and commercialize Proclarix, and other products developed by Labcorp using Proteomedix’s intellectual property covered by the license, in the United States (“Licensed Products”). In consideration for granting Labcorp an exclusive license, Proteomedix received an initial license fee in the mid-six figures upon signing of the contract. Additionally, Proteomedix is entitled to royalty payments of between 5% and 10% on the net sales recognized by Labcorp of any Licensed Products plus milestone payments as follows:

●	After the first sale of Proclarix as a laboratory developed test, Labcorp will pay an amount in the mid-six figures,

●	after Labcorp achieves a certain amount in the low seven figures in net sales of Licensed Products, Labcorp will pay Proteomedix an amount in the low seven figures,

●	after a certain amount in the mid-seven figures in net sales of Licensed Products, Labcorp will pay Proteomedix an amount in the low seven figures.

The total available milestone payments available under the terms of this contract is $2.5 million of which $0.5 million has been paid to Proteomedix.

Labcorp is wholly responsible for the cost, if any, of research, development and commercialization of Licensed Products in the United States but has the right to offset a portion of those costs against future royalty and milestone payments. Additionally, Labcorp may deduct royalties or other payments made to third parties related to the manufacture or sale of Licensed Products up to a maximum amount of any royalty payments due to Proteomedix.

The license agreement and related royalty payment provisions expire during 2038, which approximates the expiration of the last patent covered by the license agreement. Labcorp has the right to terminate the license agreement for any reason by providing 90 days written notice to Proteomedix. Either party may terminate the license agreement due to a material breach of the terms of the license agreement with 30 days’ notice, provided such breach is not cured within the foregoing 30 day period. Finally, Proteomedix may terminate the license agreement with 60 days’ notice in the event Labcorp fails to make any undisputed payment due, provided that Labcorp does not remit the payment within the foregoing 60 day period.

As of March 31, 2024, the sale of Licensed Products by Labcorp under the license agreement has not commenced. The Company has sold product to Labcorp for their use in internal trials of the test.

Note 6 - Significant Agreements

Ology Bioservices, Inc. (which was later acquired by National Resilience, Inc.)

The Company entered into a Master Services Agreement (“Ology MSA”), dated July 19, 2019, with Ology, Inc. (“Ology”) to provide services from time to time, including but not limited to technology transfer, process development, analytical method optimization, cGMP manufacture, regulatory affairs, and stability studies of biologic products. Pursuant to the Ology MSA, the Company and Ology shall enter into a Project Addendum for each project to be governed by the terms and conditions of the Ology MSA.

The Company entered into two Project Addendums as of December 31, 2023. The initial Project Addendum was executed on October 18, 2019, and the Company was required to pay Ology an aggregate of approximately $4 million. Due to unforeseen delays associated with COVID-19, the Company and Ology entered into a letter agreement dated January 9, 2020 to stop work on the project, at which point the Company had paid Ology $100,000 for services to be provided. The second Project Addendum was executed on May 21, 2021, and the Company is obligated to pay Ology an aggregate amount of approximately $2.8 million, plus reimbursement for materials and outsourced testing, which will be billed at cost plus 15%. During 2023 and 2022, the Company and Ology entered into contract amendments that resulted in a net decrease in the Company’s obligations of approximately $137,000.

During the years ended December 31, 2023 and 2022, the Company incurred related research and development expenses of approximately $15,000 and $1,329,000, respectively, and had approximately $685,000 recorded as related accounts payable at December 31, 2023, and approximately $476,000 and $669,000 recorded as related accounts payable and accrued expenses, respectively, at December 31, 2022.

Cincinnati Children’s Hospital Medical Center

The Company entered into a license agreement (the “CHMC Agreement”), dated June 1, 2021, with Children’s Hospital Medical Center, d/b/a Cincinnati Children’s Hospital Medical Center (“CHMC”). Under the terms of the CHMC Agreement, the Company holds an exclusive, worldwide license (other than the excluded field of immunization against, and prevention, control, or reduction in the severity of gastroenteritis caused by rotavirus and norovirus in China and Hong Kong) to certain specified patent and biological materials relating to the use of norovirus nanoparticles and practice processes that are covered by the licensed patent rights and biological materials for the purpose of developing and commercializing CHMC patents and related technology directed to a virus-like particle vaccine platform that utilizes nanoparticle delivery technology that may have potential broad application to develop vaccines for multiple infectious diseases. The term of the CHMC Agreement begins on the effective date and extends on a jurisdiction by jurisdiction and product by product basis until the later of: (i) the last to expire licensed patent; (ii) ten (10) years after the first commercial sale; or (iii) entrance onto the market of a biosimilar or interchangeable product. The Company is obligated to use commercially reasonable efforts to bring licensed products to market through diligent research and development, testing, manufacturing, and commercialization, to use best efforts to make all necessary regulatory filings and obtain all necessary regulatory approvals, to achieve milestones relating to development and sales, and report to CHMC on progress. The Company is obligated to pay certain milestone and royalty payments in the future, as the related contingent events occur. Specifically, the Company is obligated to pay CHMC a single-digit royalty on net sales, being 5%, 4% or 2% depending on the product, until the last valid claim covering a licensed product exists, at which point the royalty rates decrease by 50%. The Company is also obligated to pay up to a 25% royalty on any non-royalty sublicense revenue paid to the Company by any sublicensee. The CHMC Agreement also provides the Company with an option to license any CHMC or jointly patented modification, alteration or improvement of any invention claimed in a Licensed Patent (“CHMC Improvement” and “Joint Improvement, respectively”), with a $50,000 option fee for each Improvement that the Company elects to include in the license grant of the CHMC Agreement. In addition, the Company is required to pay CHMC milestone payments of up to an aggregate of $59.75 million; specifically, upon the achievement of specified development milestones of approximately $0.5 million, regulatory milestones of approximately $1.25 million, and commercial milestones of approximately $58.0 million.

The Company may terminate the CHMC Agreement for convenience at any time prior to first commercial sale of a product or process by providing one hundred and eighty (180) days’ written notice to CHMC. It may also terminate for a CHMC uncured material breach. CHMC may terminate the CHMC Agreement for an uncured Company material breach or insolvency or bankruptcy. Pursuant to the terms of the CHMC Agreement, if the Company fails to achieve the milestones, and cannot mutually agree with CHMC on an amendment to the milestones, then CHMC will have the option of converting any and all of such exclusive licenses to nonexclusive licenses, to continue developing indications that have already entered development at any stage or in which the Company has invested in developing. CHMC may also terminate the CHMC Agreement to the fullest extent permitted by law in the countries of the worldwide territory, in the event the Company or its affiliates challenge or induce others set up challenges to the validity or enforceability of any of the Licensed Patents, as defined in the CHMC Agreement, and the Company will be obligated to reimburse CHMC for its costs, including reasonable attorneys’ fees.

Oxford University Innovation Limited

In December 2018, the Company entered into an option agreement with Oxford University Innovation (“OUI”), which was a precursor to a license agreement (the “OUI Agreement”), dated July 16, 2019. Under the terms of the OUI Agreement, the Company held an exclusive, worldwide license to certain specified patent rights and biological materials relating to the use of epitopes of limited variability and virus-like particle products and practice processes that are covered by the licensed patent rights and biological materials for the purpose of developing and commercializing a vaccine product candidate for influenza. The Company was obligated to use its best efforts to develop and market Licensed Products, as defined in the OUI Agreement, in accordance with its development plan, report to OUI on progress, achieve certain milestones and was required to pay OUI nonrefundable milestone fees when it achieved them. Pursuant to the OUI Agreement, the Company was obligated to pay certain milestone and royalty payments in the future, as the related contingent events occur. Specifically, the Company was obligated to pay a 6% royalty on all net sales of licensed products, as defined in the OUI Agreement, with an annual minimum royalty payment of $250,000 starting post-product launch, until the expiration of the OUI Agreement or revocation of the last valid claim covering a licensed product, at which point a royalty rate of 3% will apply. An annual maintenance fee of $10,000 and $20,000 was required in the pre-phase III year and Phase III year, respectively, and as defined in the OUI Agreement. The Company was also obligated to pay a 25% royalty on any sums received by the Company from any sublicensee (including all up-front, milestone and other one-off payments received by the Company from any sub-licenses or other contracts granted by the Company with respect to the licensed technology). In addition, the Company was required to pay OUI milestone payments of up to an aggregate of $51.25 million; specifically, upon the achievement of specified development milestones of approximately $2.25 million, regulatory milestones of approximately $9.5 million, and commercial milestones of approximately $39.5 million.

The OUI Agreement was to expire upon ten (10) years from the expiration of the last patent contained in the licensed patent rights, unless terminated earlier. Either party had the right to terminate the OUI Agreement for an uncured material breach. The Company was able to terminate the OUI Agreement for any reason at any time upon six months’ written notice until July 16, 2022, which was the third anniversary of the OUI Agreement. OUI was able to terminate immediately if the Company had a petition presented for its winding-up or passed a resolution for winding up other than for a bona fide amalgamation or reconstruction or compounds with its creditors or had a receiver or administrator appointed. OUI could also terminate if the Company opposed or challenged the validity of any of the patents or applications in the Licensed Technology, as defined in the OUI Agreement; raised the claim that the know-how of the Licensed Technology was not necessary to develop and market Licensed Products; or in OUI’s reasonable opinion, was taking inadequate or insufficient steps to develop or market Licensed Products and did not take any further steps that OUI requested by written notice within a reasonable time.

The Company terminated the agreements with Oxford during the year ended December 31, 2023, and amounts due upon termination were not significant.

St. Jude Children’s Hospital

The Company entered into a license agreement (the “St. Jude Agreement”), dated January 27, 2020, and as amended on May 11, 2022 and March 22, 2023, with St. Jude Children’s Research Hospital (“St. Jude”). Under the terms of the St. Jude Agreement, the Company held an exclusive, worldwide license to certain specified patent rights and biological materials relating to the use of live attenuated streptococcus pneumoniae and practice processes that are covered by the licensed patent rights and biological materials for the purpose of developing and commercializing a vaccine product candidate for streptococcus pneumoniae. The Company was obligated to pay certain milestone and royalty payments in the future, as the related contingent events occur. Specifically, pursuant to the terms of the St. Jude Agreement, as amended, the Company was obligated to make 5% royalty payments for each licensed product(s) sold by the Company or its affiliates, based on the net sales for the duration of the St. Jude Agreement, and also pay 15% of consideration received for any sublicenses. The Company was also required to pay an additional one-time $5,000 license fee, and an annual maintenance fee of $10,000 beginning on the first anniversary of the Effective Date (which was waived if all of the developmental milestones scheduled for completion before such annual fee is due have been achieved). In addition, the Company was required to pay St. Jude milestone payments of up to an aggregate of $1.9 million; specifically, upon the achievement of specified development milestones of $0.3 million, regulatory milestones of $0.6 million, and commercial milestones of $1.0 million.

The St. Jude Agreement was to expire upon the expiration of the last valid claim contained in the licensed patent rights, unless terminated earlier. The Company was obligated to use commercially reasonable efforts to develop and commercialize the licensed product(s) and included defined development milestones. If the Company failed to achieve the development milestones contained in the St. Jude Agreement, and if the Company and St. Jude failed to agree upon a mutually satisfactory revised timeline, St. Jude had the right to terminate the St. Jude Agreement. Either party was able to terminate the St. Jude Agreement in the event the other party (a) filed against it a petition under the Bankruptcy Act (among other things) or (b) failed to perform or otherwise breached its obligations under the St. Jude Agreement and did not cure such failure or breach within sixty (60) days. The Company was able to terminate for any reason on thirty (30) days written notice.

The Company terminated the agreement with St. Jude during the year ended December 31, 2023, and amounts due upon termination were not significant.

University of Texas Health Science Center at San Antonio

The Company entered into a patent and technology license agreement (the “UT Health Agreement”), dated November 18, 2022, with the University of Texas Health Science Center at San Antonio (“UT Health”). Under the terms of the UT Health Agreement, the Company held an exclusive, worldwide license (other than the excluded field of vectors, as defined in the UT Health Agreement) to certain specified patent rights relating to the development of a live attenuated, oral Chlamydia vaccine candidate. An initial non-refundable license fee of $100,000 was due upon execution of the agreement, and expensed during the year ended December 31, 2022, with subsequent annual license fees thereafter until expiration or termination of the UT Health agreement. Pursuant to the UT Health Agreement, the Company was obligated to pay certain milestone and royalty payments in the future, as the related contingent events occur. Specifically, the Company was obligated to pay UT a single-digit royalty on net sales, being 5% or 3% depending on whether the product was covered by a valid claim or not, as defined in the agreement. The Company was also obligated to pay a 20% royalty on any sums received by the Company from any sublicensee. In addition, the Company was required to pay UT Health milestone payments of up to an aggregate of approximately $2.2 million; specifically, upon the achievement of specified development milestones of approximately $0.7 million and regulatory milestones of approximately $1.5 million.

The UT Health Agreement was to expire upon the expiration of the last date of expiration or termination of the patent rights, unless terminated earlier. Under the UT Health Agreement, the Company had the right to terminate the UT Health Agreement for convenience, by providing 90 days’ written notice to UT Health. UT Health was able to terminate the UT Health Agreement in the event the Company (a) became arrears in payment due and did not make payment within 30 days after notification from UT Health or (b) was in breach of any non-payment provision and does not cure such breach within 60 days after notification from UT Health or (c) UT Health delivered notice to the Company of three or more actual material breaches of the UT Health Agreement in any 12-month period or (d) in the event the Company or its affiliates initiated any proceeding or action to challenge the validity, enforceability, or scope of any of the licensed patents.

The Company terminated the agreement during the year ended December 31, 2023, and amounts due upon termination were not significant.

Co-development Agreement with AbVacc, Inc.

On February 1, 2023, the Company entered into a co-development agreement (the “Co-Development Agreement”) with AbVacc, Inc. (“AbVacc”), for the purpose of conducting research aimed at co-development of specific vaccine candidates, including monkeypox and Marburg virus disease with the potential to expand to others using the Norovirus nanoparticle platform (“Co-Development Project”), and to govern the sharing of materials and information, as defined in the Co-Development Agreement, for the Co-Development Project. Under the Co-Development Agreement, AbVacc and the Company will collaborate, through a joint development committee, to establish and implement a development plan or statement of work for each Co-Development Project targeted product. Under the Co-Development Agreement, either the Company or AbVacc, whichever party is the primary sponsor of any resulting product (as defined in the Co-Development Agreement), will be obligated to compensate the other party for certain milestone payments that would range between $2.1 million and $4.75 million, plus royalties of between 2% to 4%. There is no fixed obligation for either party, and each party will be responsible for their own costs. The term of the Co-Development Agreement is three years from the effective date, unless previously terminated by either party, in accordance with the Co-Development Agreement. During the year ended December 31, 2023, the Company incurred approximately $21,000 in costs for research and development related to the Co-Development Agreement. As of December 31, 2023, the Company evaluated the likelihood of the Company achieving the specified milestones and generating product sales and determined that the likelihood is not yet probable and as such no accrual of these payments is required as of December 31, 2023.

Services Agreement

On July 21, 2023, the Company, entered into a Licensing and Services Master Agreement (“Master Services Agreement”) and a related statement of work with a vendor, pursuant to which the vendor was to provide to the Company commercialization services for the Company’s products, including recruiting, managing, supervising and evaluating sales personnel and providing sales-related services for such products, for fees totaling up to $29.1 million over the term of the statement of work. The statement of work had a term through September 6, 2026, unless earlier terminated in accordance with the Master Services Agreement and the statement of work. On July 29, 2023, a second statement of work was entered into with the same vendor for certain subscription services providing prescription market data access to the Company. The fees under the second statement of work totaled approximately $800,000, and the term was through July 14, 2025. On October 12, 2023, the Company terminated the Master Services Agreement and the statements of work. The Company recorded approximately $3.1 million in expense related to this contract during the year ended December 31, 2023, which is included in selling, general and administrative expense in the accompanying consolidated statements of operations and comprehensive loss. The Company had approximately $1.8 million recorded in related accounts payable as of December 31, 2023, which includes amounts due for early termination of the contract.

Laboratory Corporation of America

On March 23, 2023, Proteomedix entered into a license agreement Laboratory Corporation of America (“Labcorp”) pursuant to which Labcorp has the exclusive right to develop and commercialize Proclarix, and other products developed by Labcorp using Proteomedix’s intellectual property covered by the license, in the United States (“Licensed Products”). In consideration for granting Labcorp an exclusive license, Proteomedix received an initial license fee of in the mid-six figures upon signing of the contract. Additionally, Proteomedix is entitled to royalty payments on the net sales recognized by Labcorp of any Licensed Products plus milestone payments as follows:

●	After the first sale of Proclarix as a laboratory developed test, Labcorp will pay an amount in the mid-six figures,

●	after Labcorp achieves a certain amount in the low seven figures in net sales of Licensed Products, Labcorp will pay Proteomedix an amount in the low seven figures,

●	after a certain amount in the mid-seven figures in net sales of Licensed Products, Labcorp will pay Proteomedix an amount in the low seven figures.

Labcorp is wholly responsible for the cost, if any, of research, development and commercialization of Licensed Products in the United States but has the right to offset a portion of those costs against future royalty and milestone payments. Additionally, Labcorp may deduct royalties or other payments made to third parties related to the manufacture or sale of Licensed Products up to a maximum amount of any royalty payments due to Proteomedix.